UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04379

Plan Investment Fund, Inc.
(Exact name of registrant as specified in charter)

2 Mid America Plaza Suite 200 Oakbrook Terrace, Illinois		60181
(Address of principal executive offices)		(Zip code)

Susan A. Pickar, President and Chief Executive Officer 2 Mid America Plaza Suite 200 Oakbrook Terrace, Illinois 60181
(Name and address of agent for service)

COPY TO:

Joseph M. Mannon Vedder Price P.C. 222 N. LaSalle Street Chicago, Illinois 60601

Registrant’s telephone number, including area code:		(630) 472-7700

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2017

Item 1. Schedule of Investments.

The registrant’s schedule of investments is as follows:

Government Portfolio

(Unaudited)

Schedule of Investments

September 30, 2017

Par Value	Issuer	Interest Rate	Maturity	Amortized Cost
TOTAL INVESTMENTS — 38.3%
U.S. TREASURY OBLIGATIONS — 6.4%(1)
$685,000	U.S. Treasury Bill	1.02%	11/09/17	$684,273
3,415,000	U.S. Treasury Bill	1.02%	11/15/17	3,414,423
9,500,000	U.S. Treasury Bill	1.08%	01/02/18	9,474,265
10,000,000	U.S. Treasury Bill	1.16%	03/08/18	9,950,501
1,650,000	U.S. Treasury Bill	1.18%	03/22/18	1,640,917
22,630,000	U.S. Treasury Bill	1.19%	03/29/18	22,499,086
	Total U.S. Treasury Obligations (Cost $47,663,465)			47,663,465
AGENCY OBLIGATIONS — 31.9%(2)
2,500,000	Federal Farm Credit Banks Funding Corp. (1)	1.06%	02/15/18	2,490,083
3,550,000	Federal Farm Credit Banks Funding Corp. (1)	1.29%	07/13/18	3,514,153
1,620,000	Federal Farm Credit Banks Funding Corp. (1)	0.87%	11/06/17	1,618,646
10,000,000	Federal Farm Credit Banks Funding Corp. (1)	0.91%	11/28/17	9,985,750
2,595,000	Federal Farm Credit Discount Note (1)	0.83%	12/15/17	2,590,626
1,315,000	Federal Home Loan Banks (1)	0.99%	10/03/17	1,314,964
30,000,000	Federal Home Loan Banks (1)	1.08%	10/12/17	29,991,000
7,475,000	Federal Home Loan Banks (1)	1.02%	10/18/17	7,471,611
7,420,000	Federal Home Loan Banks (1)	1.02%	10/20/17	7,416,216
8,265,000	Federal Home Loan Banks (1)	1.08%	10/27/17	8,258,975
23,195,000	Federal Home Loan Banks (1)	1.03%	11/01/17	23,175,188
10,800,000	Federal Home Loan Banks (1)	1.03%	11/06/17	10,789,238
4,320,000	Federal Home Loan Banks (1)	1.04%	11/28/17	4,312,886
1,065,000	Federal Home Loan Banks (1)	1.01%	12/04/17	1,063,137
2,935,000	Federal Home Loan Banks (1)	1.06%	01/02/18	2,927,049
4,120,000	Federal Home Loan Banks (1)	1.09%	01/12/18	4,107,334
5,415,000	Federal Home Loan Banks (1)	1.13%	02/23/18	5,390,697
3,400,000	Federal Home Loan Banks (1)	1.12%	02/28/18	3,384,239
4,000,000	Federal Home Loan Banks (1)	1.13%	02/28/18	3,981,375
4,375,000	Federal Home Loan Banks (1)	1.13%	03/02/18	4,354,355
1,025,000	Federal Home Loan Banks (1)	1.19%	03/19/18	1,019,356
1,515,000	Federal Home Loan Banks (1)	1.16%	03/20/18	1,506,821
1,820,000	Federal Home Loan Banks (1)	1.18%	03/28/18	1,809,486
9,095,000	Federal Home Loan Banks	1.09%	04/17/18	9,095,000
5,170,000	Federal Home Loan Banks	1.09%	05/18/18	5,170,000
5,000,000	Federal Home Loan Banks	1.10%	05/18/18	5,000,000
5,000,000	Federal Home Loan Banks	1.09%	05/22/18	5,000,000
5,095,000	Federal Home Loan Banks	1.09%	07/05/18	5,095,000
3,725,000	Federal Home Loan Banks	1.15%	01/25/19	3,725,000
13,800,000	Federal Home Loan Banks	1.17%	06/20/19	13,800,000
17,775,000	Federal Home Loan Mortgage Corp. (1)	0.73%	10/16/17	17,769,954
1,190,000	Federal Home Loan Mortgage Corp. (1)	1.10%	02/16/18	1,185,064
24,940,000	Federal National Mortgage Association	1.05%	10/02/17	24,940,000
3,725,000	Federal National Mortgage Association (1)	1.23%	05/21/18	3,716,557
	Total Agency Obligations (Cost $236,969,760)			236,969,760
	Total Investments — 38.3% (Cost $284,633,225)			284,633,225

See accompanying notes to Schedule of Investments

Par Value	Issuer	Interest Rate	Maturity	Amortized Cost
REPURCHASE AGREEMENTS — 60.4%
$36,000,000	Bank of Montreal Dated 09/29/17, To be repurchased at $36,003,150 (collateralized by $36,652,009 par amount of U.S. Treasury Notes and a U.S. Treasury Strip, 0.00% to 2.25%; due 10/15/19 to 05/15/23; Total Fair Value $36,720,000)	1.05%	10/02/17	$36,000,000
126,280,000	BNP Paribas Securities Co. Dated 09/29/17, To be repurchased at $126,290,944 (collateralized by $123,414,170 par amount of U.S. Treasury Notes, U.S. Treasury Bonds and U.S. Treasury Strips, 0.00% to 2.50%; due 12/31/2020 to 05/15/46; Total Fair Value $128,805,608)	1.04%	10/02/17	126,280,000
10,000,000	BNP Paribas Securities Co. Dated 09/29/17, To be repurchased at $10,000,883 (collateralized by $9,981,808 par amount of a U.S. Treasury Note, Government National Mortgage Associations and a Federal National Mortgage Backed Security, 2.13% to 3.00%; due 05/15/25 to 11/01/43; Total Fair Value $10,200,006)	1.06%	10/02/17	10,000,000
20,000,000	Goldman Sachs & Co. Dated 09/29/17, To be repurchased at $20,001,733 (collateralized by $19,129,874 par amount of Federal National Mortgage Backed Securities, Government National Mortgage Associations and a Gold Participating Certificate, 2.50% to 6.50%; due 05/01/28 to 08/20/47; Total Fair Value $20,454,523)	1.04%	10/02/17	20,000,000
50,000,000	HSBC Securities (USA), Inc. Dated 09/29/17, To be repurchased at $50,004,333 (collateralized by $51,755,000 par amount of a U.S. Treasury Note, 1.88%; due 08/31/24; Total Fair Value $51,003,626)	1.04%	10/02/17	50,000,000
10,000,000	HSBC Securities (USA), Inc. Dated 09/29/17, To be repurchased at $10,000,875 (collateralized by $9,820,000 par amount of a Government National Mortgage Association, 4.00%; due 05/20/2047; Total Fair Value $10,202,292)	1.05%	10/02/17	10,000,000
20,000,000	Mitsubishi UFJ Securities Co. Dated 09/29/17, To be repurchased at $20,001,750 (collateralized by $19,694,210 par amount of Federal National Mortgage Backed Securities, a Government National Mortgage Association and Gold Participating Certificates, 2.78% to 5.50%; due 08/01/19 to 09/01/47; Total Fair Value $20,580,541)	1.05%	10/02/17	20,000,000

See accompanying notes to Schedule of Investments

Par Value	Issuer	Interest Rate	Maturity	Amortized Cost
REPURCHASE AGREEMENTS (continued)
$2,000,000	Morgan Stanley Co., LLC Dated 09/29/17, To be repurchased at $2,000,168 (collateralized by $1,914,979 par amount of a Government National Mortgage Association, 4.00%; due 09/15/44; Total Fair Value $2,040,000)	1.01%	10/02/17	$2,000,000
12,000,000	Natixis S.A. Dated 09/29/17, To be repurchased at $12,001,050 (collateralized by $12,170,099 par amount of U.S. Treasury Notes and U.S. Treasury Bonds, 1.50% to 3.63%; due 12/31/18 to 02/15/45; Total Fair Value $12,240,017)	1.05%	10/02/17	12,000,000
3,000,000	Natixis S.A. Dated 09/29/17, To be repurchased at $3,000,265 (collateralized by $2,949,005 par amount of U.S. Treasury Notes and Federal National Mortgage Backed Securities, 0.38% to 3.56%; due 06/30/22 to 04/01/47; Total Fair Value $3,089,983)	1.06%	10/02/17	3,000,000
9,280,000	RBC Capital Markets, LLC Dated 09/29/17, To be repurchased at $9,280,797 (collateralized by $9,245,400 par amount of U.S. Treasury Notes, 2.25% to 3.13%; due 05/15/19 to 11/15/24; Total Fair Value $9,465,661)	1.03%	10/02/17	9,280,000
10,000,000	RBC Capital Markets, LLC Dated 09/29/17, To be repurchased at $10,000,866 (collateralized by $9,857,744 par amount of Federal National Mortgage Backed Securities and Gold Participating Certificates, 3.06% to 4.00%; due 12/01/26 to 05/01/47; Total Fair Value $10,300,001)	1.04%	10/02/17	10,000,000
59,280,000	TD Securities (USA), LLC Dated 09/29/17, To be repurchased at $59,285,236 (collateralized by $61,187,864 par amount of a U.S. Treasury Note and Gold Participating Certificates, 1.13% to 4.00%; due 08/31/21 to 09/01/47; Total Fair Value $60,568,468)	1.06%	10/02/17	59,280,000
60,000,000	TD Securities (USA), LLC Dated 09/29/17, To be repurchased at $60,005,250 (collateralized by $59,268,100 par amount of U.S. Treasury Notes, 2.25% to 2.50%; due 12/31/23 to 05/15/24; Total Fair Value $61,200,100)	1.05%	10/02/17	60,000,000

See accompanying notes to Schedule of Investments

Par Value	Issuer	Interest Rate	Maturity	Amortized Cost
REPURCHASE AGREEMENTS (continued)
$20,000,000	The Bank of Nova Scotia Dated 09/29/17, To be repurchased at $20,001,733 (collateralized by $20,262,400 par amount of a U.S. Treasury Bond and U.S. Treasury Notes, 2.00% to 2.88%; due 10/31/21 to 08/15/45; Total Fair Value $20,401,832)	1.04%	10/02/17	$20,000,000
	Total Repurchase Agreements (Cost $447,840,000)			447,840,000
	Total Investments in Securities — 98.7% (Cost $732,473,225) *			732,473,225
	Other Assets in excess of Liabilities — 1.3%			9,790,078
	Net Assets — 100.0%			$742,263,303
	Net Asset Value Per Participation Certificate			$1.00

*      Aggregate cost is the same for financial reporting and Federal tax purposes.

(1)   Interest Rate disclosed represents the discount rate at the time of purchase.

(2)   This obligation of a U.S. Government sponsored entity is not issued or guaranteed by the U.S. Treasury.

See accompanying notes to Schedule of Investments

Money Market Portfolio

(Unaudited)

Schedule of Investments

September 30, 2017

Par Value	Issuer	Interest Rate	Maturity	Fair Value
TOTAL INVESTMENTS — 72.2%
BANK OBLIGATIONS — 5.2%
YANKEE CERTIFICATES OF DEPOSIT — 5.2%
$1,750,000	Swedbank AB, New York	1.13%	10/04/17	$1,749,994
250,000	Mizuho Bank Ltd., New York	1.44%	04/09/18	250,013
	Total Bank Obligations (Cost $2,000,000)			2,000,007
CORPORATE DEBT — 57.3%
COMMERCIAL PAPER — 57.3%
ASSET BACKED SECURITIES — 24.2% (1) (2)
500,000	Antalis SA	1.20%	10/05/17	499,899
750,000	Antalis SA	1.37%	12/11/17	747,999
750,000	CRC Funding LLC	1.30%	11/28/17	748,413
750,000	Crown Point Capital LLC	1.25%	10/10/17	749,722
735,000	Fairway Finance Co., LLC	1.31%	12/08/17	733,128
1,500,000	Kells Funding LLC	1.23%	10/10/17	1,499,436
425,000	Liberty Street Funding LLC	1.29%	10/23/17	424,648
600,000	LMA Americas LLC	1.30%	10/23/17	599,502
750,000	Metlife Short Term Fund	1.32%	12/01/17	748,443
840,000	Nieuw Amsterdam Receivables Corp.	1.31%	12/07/17	837,878
500,000	Old Line Funding LLC	1.29%	11/20/17	499,074
500,000	Ridgefield Funding Co., LLC	1.32%	11/14/17	499,185
750,000	Thunder Bay Funding LLC	1.25%	11/06/17	748,996
				9,336,323
FINANCIAL COMPANIES— 33.1% (1)
1,000,000	Bank Nederlandse Gemeenten NV (2)	1.21%	10/12/17	999,560
1,000,000	BNP Paribas SA New York	1.07%	10/02/17	999,905
500,000	CDP Financial Inc. (2)	1.46%	03/01/18	497,174
425,000	Danske Corp. (2)	1.26%	10/06/17	424,900
700,000	Danske Corp. (2)	1.30%	12/07/17	698,307
1,300,000	DBS Bank Ltd. (2)	1.17%	10/05/17	1,299,734
1,500,000	DNB Bank ASA (2)	1.13%	10/02/17	1,499,858
1,500,000	DZ Bank, New York (2)	1.06%	10/02/17	1,499,857
1,200,000	Federation Des Caisses Desjardins Du Quebec (2)	1.17%	10/03/17	1,199,844
500,000	JP Morgan Securities LLC	1.51%	04/11/18	496,004
750,000	Mitsubishi UFJ Trust and Banking Corp. (2)	1.30%	10/17/17	749,543
750,000	Nederlandse Waterschapsbank NV (2)	1.41%	02/27/18	745,826
400,000	NRW Bank (2)	1.30%	11/27/17	399,160
500,000	NRW Bank (2)	1.31%	12/04/17	498,819
250,000	Toronto Dominion Holdings USA Inc. (2)	1.25%	10/05/17	249,952
500,000	United Overseas Bk Ltd. (2)	1.41%	02/20/18	497,228
				12,755,671
	Total Commercial Paper			22,091,994
	Total Corporate Debt (Cost $22,093,307)			22,091,994

See accompanying notes to Schedule of Investments

Par Value	Issuer	Interest Rate	Maturity	Fair Value
NON-U.S. SUB-SOVEREIGN — 6.3%
$450,000	Erste Abwicklungsanstalt (2)	1.30%	11/27/17	$449,068
500,000	Erste Abwicklungsanstalt (2)	1.42%	03/09/18	496,957
1,500,000	European Investment Bank	1.18%	10/02/17	1,499,849
	Total Non-U.S. Sub-Sovereign (Cost $2,445,996)			2,445,874

TIME DEPOSITS — 3.4%
1,300,000	Svenska Handelsbanken AB	1.05%	10/02/17	1,300,000
	Total Time Deposits (Cost $1,300,000)			1,300,000
	Total Investments — 72.2% (Cost $27,839,303)			27,837,875

REPURCHASE AGREEMENTS — 28.0%
1,720,000	BNP Paribas Securities Co. Dated 09/29/17, To be repurchased at $1,720,149 (collateralized by $1,961,991 par amount of U.S. Treasury Strips and a U.S. Treasury Bond, 0.00% to 4.25%; due 05/15/29 to 05/15/46; Total Fair Value $1,754,400)	1.04%	10/02/17	1,720,000
1,720,000	RBC Capital Markets, LLC Dated 09/29/17, To be repurchased at $1,720,148 (collateralized by $1,681,200 par amount of a U.S. Treasury Note, 2.75%; due 02/15/24; Total Fair Value $1,754,488)	1.03%	10/02/17	1,720,000
7,380,000	TD Securities (USA), LLC Dated 09/29/17, To be repurchased at $7,380,652 (collateralized by $7,456,554 par amount of a Federal National Mortgage Backed Security and a Gold Participating Certificate, 1.50% to 4.00%; due 07/30/20 to 09/01/47; Total Fair Value $7,544,936)	1.06%	10/02/17	7,380,000
	Total Repurchase Agreements (Cost $10,820,000)			10,820,000
	Total Investments in Securities — 100.2% (Cost $38,659,303) *			38,657,875
	Liabilities in excess of Other Assets — (0.2)%			(74,086)
	Net Assets — 100.0%			$38,583,789
	Net Asset Value Per Participation Certificate			$1.0000

*                 The cost and unrealized appreciation and depreciation in the value of the investments owned by the Portfolio, as computed on a federal income tax basis, are as follows:

Aggregate cost	$38,659,303
Gross unrealized appreciation	494
Gross unrealized depreciation	(1,922)
Net unrealized depreciation	$(1,428)

(1)         Interest Rate disclosed represents the discount rate at the time of purchase.

(2)         Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities have been deemed to be liquid based on procedures performed by BlackRock Advisors, LLC, the investment advisor to the Money Market Portfolio.

See accompanying notes to Schedule of Investments

Plan Investment Fund, Inc.

Notes to Schedules of Investments

(Unaudited)

September 30, 2017

Organization and Significant Accounting Policies

Plan Investment Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end registered management investment company and follows accounting and reporting guidance in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services-Investment Companies. The Fund consists of two portfolios: the Government Portfolio and the Money Market Portfolio, (each a “Portfolio” and collectively, the “Portfolios”).

Portfolio Valuation: Investments in other open-end management investment companies, if held, are valued based on the net asset values (“NAV”) of the management investment companies (which use fair value pricing as discussed in their prospectuses). If price quotes are unavailable or deemed unreliable, securities will be fair valued in accordance with procedures adopted by the Board.

On July 23, 2014, the SEC voted to amend the rules under the 1940 Act which govern the operations of the Government Portfolio and Money Market Portfolio. The amended rules effectively created three categories of money market funds: Government, Retail and Institutional. Under the amended rules, Government and Retail money market funds may continue to seek to transact at a stable $1.00 NAV per share and use amortized cost to value their portfolio holdings. Institutional money market funds are required to “float” their NAV per share by pricing their shares to four decimals $1.0000) and valuing their portfolio securities using fair value rather than amortized cost (except where otherwise permitted under SEC rules). In addition, Retail and Institutional money market funds have adopted policies and procedures to permit the Fund’s Board to impose liquidity fees or redemption gates under certain conditions.

The Government Portfolio operates as a Government money market fund and accordingly: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully by U.S. Government obligations or cash; (2) may continue to use amortized cost which approximates fair value, to value its portfolio securities and seek to transact at a stable $1.00 NAV per Participation Certificate (“PC”); and (3) has elected not to provide for the imposition of liquidity fees and redemption gates at this time as permitted under the amended rules.

The Money Market Portfolio operates as an Institutional money market fund and accordingly: (1) is limited to institutional investors; (2) utilizes current market-based prices to value its portfolio holdings and transacts at a floating NAV per PC that uses four decimal place precision (e.g. $1.0000) (except that the Portfolio may use amortized cost to value short-term investments with remaining maturities of 60 days or less, subject to the Board’s determination that such valuations represent the securities’ fair value); and (3) has adopted policies and procedures to impose liquidity fees of up to 2% of the value of the PC’s redeemed and/or temporarily suspend redemptions in the event that the Portfolio’s weekly liquid assets were to fall below designated thresholds, if the Fund’s Board determines such liquidity fees or redemption gates are in the best interests of the Money Market Portfolio. The Money Market Portfolio has opted to calculate its NAV three times daily at 8:00 a.m., 12:00 p.m. and 3:00 p.m. Eastern time on each Business Day.

Fair Value Measurement:  The inputs and valuation techniques used to measure fair value of the Portfolios’ investments are summarized into three levels as described in the hierarchy below:

•	Level 1	—	quoted prices in active markets for identical securities
•	Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Fixed-income securities held within the Money Market Portfolio are valued at fair value (Valuation Approach) using price evaluations provided by an independent pricing service which may use the following inputs/techniques: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids and offers and reference data including market research publications. Securities held within the Government Portfolio are valued at amortized cost (Cost Approach), which approximates fair value, in accordance with Rule 2a-7 under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. A summary of the inputs/techniques used to value the Portfolios’ net assets as of September 30, 2017 is provided below.

Plan Investment Fund, Inc.

Notes to Schedules of Investments

(Unaudited)

September 30, 2017

(Continued)

	Total Fair Value at September 30 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Government Portfolio
U.S. Treasury Obligations	$47,663,465	$—	$47,663,465	$—
Agency Obligations	236,969,760	—	236,969,760	—
Repurchase Agreements	447,840,000	—	447,840,000	—
	$732,473,225	$—	$732,473,225	$—

Money Market Portfolio
Bank Obligations	$2,000,007	$—	$2,000,007	$—
Corporate Debt	22,091,994	—	22,091,994	—
Non-U.S. Sub-Sovereign	2,445,874	—	2,445,874	—
Time Deposits	1,300,000	—	1,300,000	—
Repurchase Agreements	10,820,000	—	10,820,000	—
	$38,657,875	$—	$38,657,875	$—

At the end of each calendar quarter, management evaluates the Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as: changes in market activity from the prior reporting period, whether or not a broker is willing to execute at the quoted price and the depth and consistency of prices from third party services.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market quotation, the fair value of the Portfolios’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a readily available market existed for such investments and may differ materially from the values the Portfolios’ may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

New Accounting Pronouncement

On October 13, 2016, the Securities and Exchange Commission (the “SEC”) adopted new rules and forms, and amended existing rules and forms, which are designed to modernize the reporting of information provided by funds and to improve the quality and type of information that funds provide to the SEC and investors. In addition, the SEC required certain open-end funds to adopt liquidity risk management programs to ensure that funds meet their obligation to satisfy shareholder redemption requests on a daily basis. The SEC also will allow open-end funds, with the exception of money market funds, to offer swing pricing, subject to approval and review by the Board of Trustees of the Fund. The effective dates of these rules are generally not impacting the Fund until reporting periods beginning on or after June 1, 2018. Management is currently evaluating the impacts to the Fund.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, as of a date within 90 days of this filing, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Separate certifications of Principal Executive and Financial Officers pursuant to Rule 30a-2(a) under the 1940 Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Plan Investment Fund, Inc.

By:	/s/ Susan A. Pickar
Name:	Susan A. Pickar
Title:	President and Chief Executive Officer
Date:	November 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Susan A. Pickar
Name:	Susan A. Pickar
Title:	Principal Executive Officer
Date:	November 21, 2017

By:	/s/ Christopher W. Roleke
Name:	Christopher W. Roleke
Title:	Treasurer
Date:	November 21, 2017